Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Funds receivable USD ($)	Dec. 31, 2012 Minimum CNY	Dec. 31, 2012 Maximum CNY	Dec. 31, 2012 Maximum Cash and Cash Equivalents	Feb. 08, 2012 Beijing SouFun Information Consultancy Co., Ltd ("Beijing Information") USD ($)	Dec. 31, 2011 Beijing SouFun Information Consultancy Co., Ltd ("Beijing Information") Minimum CNY	Dec. 31, 2011 Beijing SouFun Information Consultancy Co., Ltd ("Beijing Information") Maximum CNY
Significant Accounting Policies [Line Items]
Working capital deficiency	$ 273,358,000
Short-term loans	270,670,000	255,570,000
Cash deposits	296,023,000
Disposition of equity interest								90.00%
Business consideration
Customers discount on purchase					5,000.00	20,000.00			5,000.00	20,000.00
Cash equivalents maturity period						90 days
Short term investments maturity period					90 days	365 days	90 days
Other than temporary impairment losses investments available for sale securities	14,000	4,343,000
Allowance for doubtful accounts	12,122,000	9,217,000		0
Marketing services revenue		235,860,000
Commission rate					5.00%	15.00%
Service period					1 month	36 months
Prepaid cards denomination, monetary value					20.00	2,000.00
Business tax and surcharges	28,901,000	21,118,000	17,103,000
Business tax rate	5.00%
Value added tax rate	6.00%
Advertising costs	$ 6,525,000	$ 5,130,000	$ 3,666,000
Capital lease description	A lease is a capital lease if any of the following conditions exists a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Percentage of estimated remaining economic life for lease term	75.00%
Percentage of fair value of leased property	90.00%
Percentage threshold for recognition of tax position that meet more likely than not measured at largest amount of tax benefit	50.00%